Fair Value Measurements - Additional Information (Details) - USD ($) $ in Millions		3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 01, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosure Asset And Liability Not Measured At Fair Value [Line Items]
Conversion discount						20.00%
Discount Rate						32.80%
Volatility rate			72.20%		85.50%	88.50%
Risk-free interest rate			3.25%		0.30%
Risk adjusted rate			33.9		30.9
Expected dividend yield			0.00%		0.00%
Years to maturity			4 months 17 days		10 months 17 days
Contingent consideration, included in other non-current liabilities					$ 20.0
Decrease in the fair value of the contingent consideration liability			$ 0.7
Genomatica Inc Preferred Stocks [Member]
Fair Value Disclosure Asset And Liability Not Measured At Fair Value [Line Items]
Impairment charges		$ 10.1	$ 10.1	$ 0.0
Private Placement Warrants Member [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Disclosure Asset And Liability Not Measured At Fair Value [Line Items]
Class of Warrant or Right, Outstanding		17,325,000	17,325,000
Public Warrants Member [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Disclosure Asset And Liability Not Measured At Fair Value [Line Items]
Class of Warrant or Right, Outstanding		34,499,925	34,499,925
Dutch DNA Biotech B.V. [Member]
Fair Value Disclosure Asset And Liability Not Measured At Fair Value [Line Items]
Contingent consideration, included in other non-current liabilities	$ 20.0
Payment for achievement of a technical development milestone		$ 0.7	$ 0.7
Fgen Ag Member [Member]
Fair Value Disclosure Asset And Liability Not Measured At Fair Value [Line Items]
Contingent consideration, included in other non-current liabilities		25.0	25.0
Business Combination Consideration Liability Settled		1.9
Promissory Note [Member]
Fair Value Disclosure Asset And Liability Not Measured At Fair Value [Line Items]
Discount Rate					15.00%
Probabilities rate					50.00%
Recovery rate on first lien debt					63.00%
Promissory Note Maturity						1 year 2 months 12 days
Glycosyn Promissory Note Member [Member]
Fair Value Disclosure Asset And Liability Not Measured At Fair Value [Line Items]
Debt Instrument Unpaid Principal Amount		5.4	$ 5.4
Debt Instrument, Fair Value Disclosure					$ 1.8
Minimum [Member]
Fair Value Disclosure Asset And Liability Not Measured At Fair Value [Line Items]
Discount Rate	6.93%				9.00%
Milestone Percentage	10.00%				10.00%
Minimum [Member] | Promissory Note [Member]
Fair Value Disclosure Asset And Liability Not Measured At Fair Value [Line Items]
Discount Rate					10.00%
Promissory Note Maturity					1 year
Maximum [Member]
Fair Value Disclosure Asset And Liability Not Measured At Fair Value [Line Items]
Discount Rate	9.00%				11.31%
Milestone Percentage	80.00%				80.00%
Maximum [Member] | Promissory Note [Member]
Fair Value Disclosure Asset And Liability Not Measured At Fair Value [Line Items]
Discount Rate					40.00%
Promissory Note Maturity					2 years 6 months
Cronos Group Inc [Member]
Fair Value Disclosure Asset And Liability Not Measured At Fair Value [Line Items]
Total consideration					2,934,980
Access Bio [Member]
Fair Value Disclosure Asset And Liability Not Measured At Fair Value [Line Items]
Risk-free interest rate			2.10%		0.30%
Debt Instrument Unpaid Principal Amount		10.0	$ 10.0
Debt Instrument, Fair Value Disclosure		$ 9.8	$ 9.8		$ 9.5